Note 14 - Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As of December 31,
[US$ thousands]	2020	2021
Financial assets at amortized cost:
Non-current receivables (1)	1,490	1,980
Trade receivables (Note 13)	28,809	43,864
Other current receivables (Note 13)	11,674	18,538
Total financial assets at amortized cost	41,973	64,382
Financial assets at fair value through profit or loss:
Unlisted preferred and ordinary shares (Note 12) (2)	104,000	168,965
Listed equity securities (3)	-	78,135
Total financial assets at fair value through profit or loss	104,000	247,100
Total financial assets	145,973	311,482

Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 15)	8,972	13,508
Trade and other payables (Note 16)	25,454	38,753
Other financial liabilities	13,107	19,148
Total financial liabilities at amortized cost	47,533	71,409
Financial liabilities at fair value through profit or loss:
Equity derivatives (3)	744	-
Total financial liabilities at fair value through profit or loss	744	-
Total financial liabilities	48,277	71,409

Disclosure of gain (loss) on trading securities [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Listed equity securities:
Realized net gain (loss)	6,278	12,910	(11,201)
Change in unrealized net gain (loss)	2,564	-	(11,696)
Listed equity securities sold short:
Realized net gain (loss)	(365)	-	17,123
Change in unrealized net gain (loss)	-	-	-
Equity derivatives:
Realized net gain (loss)	-	10	830
Change in unrealized net gain (loss)	-	113	-
Net gain (loss) on investment portfolio held for trading	8,477	13,033	(4,944)